State Street Galaxy Hedged Digital Asset Ecosystem ETF Annual Fund Operating Expenses - State Street Galaxy Hedged Digital Asset Ecosystem ETF - State Street Galaxy Hedged Digital Asset Ecosystem ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%